UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:6/30/01.

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   Frederick R. Keydel, Trustee
Address:7430 Second Avenue, 9th Floor
        Detroit, MI 48202-2717


Form 13F File Number: 028-05889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bartley J. Rainey
Title: Vice President & CFO
Phone: 713-529-3729

Signature, Place, and Date of Signing:

Bartley J. Rainey            Houston, TX           7/27/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $111,313
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1		028-05891       	 Harvey C. Fruehauf, Jr.


FORM 13F INFORMATION TABLE

VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP
(x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- --
------ -------- --- ---- ------- ------------ -------- -----
--- --------
3COM Corp                      COM              885535104
100    20661 SH       OTHER   01                       20661
Abbott Laboratories            COM              002824100
3690    72909 SH       OTHER   01
72909
Adobe Systems Inc              COM              00724F101
450     9600 SH       OTHER   01                        9600
Aegon N V                      COM              007924103
207     7604 SH       OTHER   01                        7604
Air Products & Chemicals Inc   COM              009158106
235     5168 SH       OTHER   01                        5168
American Management Systems Co COM              027352103
557    26487 SH       OTHER   01                       26487
Amgen Inc                      COM              031162100
501     8000 SH       OTHER   01                        8000
Applied Materials Inc          COM              038222105
397     8000 SH       OTHER   01                        8000
Automatic Data Processing      COM              053015103
1293    24993 SH       OTHER   01
24993
Avaya Inc                      COM              053499109
145    10797 SH       OTHER   01                       10797
Bank Amer Corp                 COM              060505104
676    11277 SH       OTHER   01                       11277
Bank One Corp                  COM              06423A103
815    22931 SH       OTHER   01                       22931
Be Free In                     COM              073308108
39    31228 SH       OTHER   01                       31228
CMGI Inc                       COM              125750109
41    14250 SH       OTHER   01                       14250
Ciena Corp                     COM              171779101
4422   122672 SH       OTHER   01
122672
Cisco Systems Inc              COM              17275R102
301    16174 SH       OTHER   01                       16174
Citigroup Inc                  COM              172967101
1002    19040 SH       OTHER   01
19040
Conagra Foods Inc              COM              205887102
451    23000 SH       OTHER   01                       23000
Concord Communications Inc     COM              206186108
125    13841 SH       OTHER   01                       13841
Conoco Inc Cl B                COM              208251405
294    10457 SH       OTHER   01                       10457
Cooper Tire & Rubber           COM              216831107
383    27800 SH       OTHER   01                       27800
Diamond Offshore Dri           COM              25271C102
264     8000 SH       OTHER   01                        8000
Disney                         COM              254687106
643    22684 SH       OTHER   01                       22684
Doubleclick Inc                COM              258609304
177    13088 SH       OTHER   01                       13088
EMC Corp/Mass                  COM              268648102
949    32218 SH       OTHER   01                       32218
Electro Scientific Inds Inc    COM              285229100
332     9200 SH       OTHER   01                        9200
Electronic Data Sys            COM              285661104
335     5300 SH       OTHER   01                        5300
Entrust Technologies Inc       COM              293848107
58    11700 SH       OTHER   01                       11700
Exxon Mobil                    COM              30231G102
833     9600 SH       OTHER   01                        9600
General Electric Co            COM              369604103
235     4800 SH       OTHER   01                        4800
Georgia Pacific Corp           COM              373298108
27755   826056 SH       OTHER   01
826056
Georgia Pacific Timber Group   COM              373298702
14933   423276 SH       OTHER   01
423276
Hewlett-Packard Co             COM              428236103
417    15318 SH       OTHER   01                       15318
Honeywell Intl Inc             COM              438516106
389    10185 SH       OTHER   01                       10185
IBM                            COM              459200101
655     5688 SH       OTHER   01                        5688
Intel Corp                     COM              458140100
5973   201514 SH       OTHER   01
201514
Johnson Controls Inc           COM              478366107
1054    14828 SH       OTHER   01
14828
Kimberley-Clark Corp           COM              494368103
326     5800 SH       OTHER   01                        5800
Louisiana Pacific Corp         COM              546347105
2645   227612 SH       OTHER   01
227612
Lucent Technologies            COM              549463107
747   129632 SH       OTHER   01                      129632
Masco Corp                     COM              574599106
250    10000 SH       OTHER   01                       10000
Merck & Co Inc                 COM              589331107
2035    31302 SH       OTHER   01
31302
Microsoft Corp                 COM              594918104
1129    15521 SH       OTHER   01
15521
Minnesota Mining & Mfg Co      COM              604059105
243     2100 SH       OTHER   01                        2100
Motorola Inc                   COM              620076109
216    13984 SH       OTHER   01                       13984
Nabors Ind Inc                 COM              629568106
376    10000 SH       OTHER   01                       10000
Nasdaq-100 Trust               COM              631100104
510    11500 SH       OTHER   01                       11500
Nortel Networks Corp           COM              656568102
109    13122 SH       OTHER   01                       13122
Openwave Systems Inc           COM              683718100
3286   101266 SH       OTHER   01
101266
Oracle Corp                    COM              68389X105
1809    94328 SH       OTHER   01
94328
Palm Inc                       COM              696642107
188    30638 SH       OTHER   01                       30638
Parametric Technology Corp     COM              699173100
4145   323329 SH       OTHER   01
323329
Pfizer Inc                     COM              717081103
4255   100958 SH       OTHER   01
100958
Pharmacia Corp                 COM              71713U102
652    13832 SH       OTHER   01                       13832
Photronics Inc                 COM              719405102
344    13800 SH       OTHER   01                       13800
Precision Drilling Corp        COM              74022D100
769    25000 SH       OTHER   01                       25000
Proctor & Gamble Co            COM              742718109
393     6172 SH       OTHER   01                        6172
Red Hat Inc                    COM              756577102
168    40000 SH       OTHER   01                       40000
Republic Bancorp               COM              760282103
382    27656 SH       OTHER   01                       27656
Schlumberger Ltd               COM              806857108
834    15847 SH       OTHER   01                       15847
Scientific-Atlanta Inc         COM              808655104
1006    24300 SH       OTHER   01
24300
Sonus Networks Inc             COM              835916107
2761   130658 SH       OTHER   01
130658
Speechworks International Inc  COM              84764m101
235    17784 SH       OTHER   01                       17784
Stanley Works                  COM              854616109
375     9000 SH       OTHER   01                        9000
Suntrust Banks Inc             COM              867914103
312     4800 SH       OTHER   01                        4800
Sybase Inc                     COM              871130100
276    16695 SH       OTHER   01                       16695
Symbol Technologies Inc        COM              871508107
2219   105409 SH       OTHER   01
105409
Sysco Corp                     COM              871829107
368    12600 SH       OTHER   01                       12600
Texas Instruments Inc          COM              882508104
3050    96144 SH       OTHER   01
96144
The Dow Chemical Co            COM              260543103
732    21500 SH       OTHER   01                       21500
Tyco International Ltd         COM              902124106
838    15500 SH       OTHER   01                       15500
Vignette Corp                  COM              926734104
671    78244 SH       OTHER   01                       78244
Worldcom Inc                   COM              98157D106
1436   100448 SH       OTHER   01
100448
iBasis Inc                     COM              450732102
99    29244 SH       OTHER   01                       29244